Key Management Personnel Compensation - Schedule of Compensation to Key Management Personnel of the Group (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries, allowances and other benefits	$ 433,715	$ 733,402	$ 1,735,928	$ 1,384,247	$ 1,761,735
Equity-settled share-based payment expense	377,165	1,236,282	2,076,504	4,869,487	14,430,835
Reversal of other long-term employee benefits				(69,207)	(1,525,014)
Pension scheme contributions	9,839	22,340	28,088	19,189	16,226
Total	$ 820,719	$ 1,992,024	$ 3,840,520	$ 6,203,716	$ 14,683,782